Comparatives	12 Months Ended
Dec. 31, 2011
Comparatives [Abstract]
Comparatives
20.	Comparatives

The classification of costs in previous years relating to drydockings in the consolidated statement of cash flows have been reclassified from operating activities to investing activities.